Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments	The following table presents future minimum lease payments under non-cancelable leases (in thousands):

2013	$7,996
2014	7,633
2015	7,567
2016	7,398
2017	7,330
Thereafter	175,197
Total	$213,121